UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments:

Putnam Fixed Income Absolute Return Fund

The fund's portfolio
7/31/18 (Unaudited)

MORTGAGE-BACKED SECURITIES (38.4%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (17.0%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 16.824%, 5/15/35		$75,486	$97,211
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 16.201%, 11/15/35		180,970	229,362
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 15.439%, 12/15/36		103,797	128,443
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 11.651%, 6/15/34		342,195	374,929
Ser. 4813, IO, 5.50%, 8/15/48		4,923,000	1,097,313
Ser. 4760, Class IG, IO, 5.00%, 2/15/48		4,846,330	995,599
Ser. 4601, Class IC, IO, 4.00%, 12/15/45		4,235,385	794,033
Ser. 4193, Class PI, IO, 4.00%, 3/15/43		4,072,130	629,380
Ser. 4213, Class GI, IO, 4.00%, 11/15/41		3,783,197	545,128
IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 3.928%, 5/15/41		3,887,397	3,576,610
Ser. 4591, Class QI, IO, 3.50%, 4/15/46		7,619,256	1,308,683
Ser. 4369, Class IA, IO, 3.50%, 7/15/44		3,902,965	770,724
Ser. 4136, Class IW, IO, 3.50%, 10/15/42		6,905,828	904,316
Ser. 4150, Class DI, IO, 3.00%, 1/15/43		7,141,922	901,668
Ser. 4158, Class TI, IO, 3.00%, 12/15/42		4,641,194	455,951
Ser. 4182, Class PI, IO, 3.00%, 12/15/41		10,340,338	772,827
Ser. 4206, Class IP, IO, 3.00%, 12/15/41		4,035,289	373,653
FRB Ser. 8, Class A9, IO, 0.435%, 11/15/28(WAC)		221,902	3,051
FRB Ser. 59, Class 1AX, IO, 0.275%, 10/25/43(WAC)		635,809	6,259
Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)		1,005,695	7,229
Ser. 3835, Class FO, PO, zero %, 4/15/41		7,338,391	6,022,630

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 17.182%, 5/25/35		47,346	56,066
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 16.633%, 6/25/37		147,353	189,296
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 14.059%, 8/25/35		104,994	121,764
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 8.773%, 5/25/40		1,023,562	1,099,429
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 6.614%, 2/25/25		176,901	191,457
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.064%, 5/25/25		132,501	143,131
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46		4,127,277	1,005,348
Ser. 15-28, IO, 5.50%, 5/25/45		8,678,180	1,929,507
Ser. 17-75, Class NI, IO, 5.00%, 11/25/46		11,036,574	2,313,818
Ser. 397, Class 2, IO, 5.00%, 9/25/39		414,160	90,426
IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.036%, 2/25/47		22,761,104	3,193,838
IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.036%, 11/25/46		5,070,231	690,413
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47		2,579,425	545,806
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42		2,627,643	550,008
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41		7,318,886	1,184,977
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41		3,911,812	522,685
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42		4,464,430	484,368
Ser. 13-21, Class AI, IO, 3.50%, 3/25/33		5,220,664	739,000
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43		5,209,564	573,287
Ser. 6, Class BI, IO, 3.00%, 12/25/42		8,122,060	538,241
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42		2,524,385	194,307
Ser. 13-27, Class PI, IO, 3.00%, 12/25/41		12,418,385	890,560
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41		7,274,200	501,086
Ser. 98-W2, Class X, IO, 0.50%, 6/25/28(WAC)		1,454,216	70,893
Ser. 98-W5, Class X, IO, 0.048%, 7/25/28(WAC)		424,966	20,717
Ser. 07-44, Class CO, PO, zero %, 5/25/37		32,606	26,103

Government National Mortgage Association
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47		2,917,743	682,023
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45		2,894,582	667,832
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44		3,259,214	741,732
Ser. 14-69, Class PI, IO, 5.00%, 4/20/44		3,956,299	766,533
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44		4,087,309	978,963
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43		3,847,868	844,626
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40		99,688	8,063
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40		789,746	177,670
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40		4,812,877	1,098,491
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40		15,261,509	3,459,464
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39		10,604,354	2,441,440
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 4.608%, 1/16/40		7,929,967	981,333
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45		4,892,969	1,040,243
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45		4,367,547	998,727
Ser. 12-129, IO, 4.50%, 11/16/42		3,414,900	799,291
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40		186,976	26,973
Ser. 18-59, Class ID, IO, 4.50%, 6/20/40		7,633,713	1,364,526
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40		3,105,771	645,034
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39		2,230,534	515,722
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38		452,955	18,492
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.173%, 7/20/48		7,642,000	1,098,538
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.028%, 7/16/43		1,429,607	199,030
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.014%, 10/20/45		4,606,088	701,044
Ser. 17-120, Class IJ, IO, 4.00%, 4/20/47		7,445,156	1,126,080
Ser. 15-94, IO, 4.00%, 7/20/45		148,154	33,307
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45		1,518,163	232,259
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42		3,832,661	653,476
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42		1,040,779	203,253
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40		5,145,090	786,787
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.964%, 2/20/41		2,197,587	306,135
Ser. 17-174, Class MI, IO, 3.50%, 11/20/47		6,347,083	1,243,203
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46		13,051,447	1,526,354
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45		5,560,296	989,349
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45		4,342,653	683,968
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45		6,409,550	1,211,155
Ser. 13-76, IO, 3.50%, 5/20/43		2,905,594	493,602
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43		3,781,668	592,361
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43		4,344,376	655,914
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43		1,710,177	293,330
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41		5,837,163	377,052
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39		1,353,674	127,165
Ser. 183, Class AI, IO, 3.50%, 10/20/39		4,439,288	469,742
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38		5,695,041	461,469
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36		2,998,543	214,651
Ser. 16-H13, Class IK, IO, 2.597%, 6/20/66(WAC)		16,368,825	2,127,947
Ser. 17-H03, Class DI, IO, 2.43%, 12/20/66(WAC)		4,721,483	643,302
Ser. 17-H02, Class BI, IO, 2.36%, 1/20/67(WAC)		3,183,900	414,225
Ser. 17-H06, Class BI, IO, 2.282%, 2/20/67(WAC)		14,098,320	1,738,323
Ser. 16-H11, Class HI, IO, 2.087%, 1/20/66(WAC)		3,118,191	300,126
Ser. 17-H11, Class NI, IO, 1.956%, 5/20/67(WAC)		5,047,000	546,449
Ser. 15-H15, Class JI, IO, 1.941%, 6/20/65(WAC)		11,282,094	1,110,158
Ser. 15-H19, Class NI, IO, 1.904%, 7/20/65(WAC)		16,340,378	1,549,068
Ser. 16-H23, Class NI, IO, 1.864%, 10/20/66(WAC)		9,781,620	1,195,314
Ser. 15-H25, Class EI, IO, 1.84%, 10/20/65(WAC)		11,979,286	1,057,771
Ser. 15-H18, Class IA, IO, 1.809%, 6/20/65(WAC)		10,230,050	688,482
Ser. 16-H22, Class AI, IO, 1.808%, 10/20/66(WAC)		7,236,649	858,701
Ser. 17-H14, Class DI, IO, 1.694%, 6/20/67(WAC)		6,398,550	466,128
Ser. 15-H09, Class BI, IO, 1.687%, 3/20/65(WAC)		13,761,020	1,133,454
Ser. 15-H10, Class EI, IO, 1.619%, 4/20/65(WAC)		15,076,769	812,382
Ser. 15-H25, Class AI, IO, 1.604%, 9/20/65(WAC)		13,339,645	1,051,164
Ser. 14-H14, Class CI, IO, 1.574%, 7/20/64(WAC)		16,146,468	847,690
Ser. 11-H15, Class AI, IO, 1.548%, 6/20/61(WAC)		8,568,249	471,254
Ser. 15-H28, Class DI, IO, 1.544%, 8/20/65(WAC)		10,322,993	706,279
Ser. 16-H08, Class AI, IO, 1.53%, 8/20/65(WAC)		10,107,276	764,514
Ser. 16-H02, Class BI, IO, 1.346%, 11/20/65(WAC)		11,284,522	1,041,121
Ser. 11-H08, Class GI, IO, 1.255%, 3/20/61(WAC)		10,497,669	459,798
Ser. 10-151, Class KO, PO, zero %, 6/16/37		688,964	558,033

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27(WAC)		40,742	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)		114,343	1,001
FRB Ser. 98-3, IO, zero %, 9/19/27(WAC)		52,650	—
FRB Ser. 98-4, IO, zero %, 12/19/26(WAC)		87,292	—

			91,340,616
Commercial mortgage-backed securities (14.7%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.216%, 1/15/49(WAC)		1,187,697	2,623

Banc of America Commercial Mortgage Trust 144A FRB Ser. 04-4, Class XC, IO, 0.052%, 7/10/42(WAC)		107,049	1

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class B, 5.504%, 11/10/42(WAC)		2,241,252	2,039,539

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.524%, 1/12/45(WAC)		1,327,000	1,227,475

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.27%, 3/11/39(WAC)		3,068,181	1,994,931

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.385%, 11/10/46(WAC)		16,290,662	561,883
FRB Ser. 14-GC21, Class XA, IO, 1.194%, 5/10/47(WAC)		10,165,409	544,296
FRB Ser. 14-GC19, Class XA, IO, 1.142%, 3/10/47(WAC)		23,689,415	1,043,282

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class XA, IO, 1.806%, 9/10/45(WAC)		8,194,084	460,835

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.82%, 5/15/46(WAC)		646,828	655,103

COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.738%, 5/10/47(WAC)		956,000	954,346
FRB Ser. 14-LC15, Class XA, IO, 1.296%, 4/10/47(WAC)		13,242,588	561,327
FRB Ser. 14-UBS4, Class XA, IO, 1.199%, 8/10/47(WAC)		7,619,779	373,388
FRB Ser. 14-CR19, Class XA, IO, 1.195%, 8/10/47(WAC)		36,315,118	1,531,184
FRB Ser. 14-CR20, Class XA, IO, 1.139%, 11/10/47(WAC)		14,767,116	712,513
FRB Ser. 13-CR11, Class XA, IO, 1.109%, 8/10/50(WAC)		58,763,336	2,244,583
FRB Ser. 15-CR22, Class XA, IO, 0.98%, 3/10/48(WAC)		14,795,346	625,695
FRB Ser. 15-CR23, Class XA, IO, 0.967%, 5/10/48(WAC)		24,584,548	1,107,350
FRB Ser. 14-UBS6, Class XA, IO, 0.964%, 12/10/47(WAC)		24,332,438	1,019,529
FRB Ser. 15-LC21, Class XA, IO, 0.833%, 7/10/48(WAC)		26,149,438	943,831

COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.755%, 10/15/45(WAC)		750,000	632,175
Ser. 12-LC4, Class E, 4.25%, 12/10/44		1,361,000	1,091,846
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)		1,503,000	1,021,878

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 6.035%, 9/15/39(WAC)		346,405	351,051
FRB Ser. 08-C1, Class AJ, 5.971%, 2/15/41(WAC)		4,668,000	3,820,291

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882%, 7/15/37		19,282	19,451

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.014%, 5/15/38(WAC)		766,656	8

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.797%, 4/15/50(WAC)		984,000	871,003

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.338%, 8/10/44(WAC)		2,131,000	2,204,074

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG5, Class B, 5.429%, 4/10/37(WAC)		38,257	38,037

GS Mortgage Securities Corp. II FRB Ser. 15-GC30, Class XA, IO, 0.87%, 5/10/50(WAC)		16,260,688	641,809

GS Mortgage Securities Trust FRB Ser. 14-GC18, Class XA, IO, 1.106%, 1/10/47(WAC)		23,527,934	950,152

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45(WAC)		804,376	775,330
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)		828,000	774,411
FRB Ser. 13-GC10, Class E, 4.411%, 2/10/46(WAC)		1,864,000	1,431,565

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class XA, IO, 1.133%, 4/15/47(WAC)		27,813,520	562,528
FRB Ser. 14-C24, Class XA, IO, 1.011%, 11/15/47(WAC)		17,417,059	721,855

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.568%, 8/15/46(WAC)		2,040,000	1,849,578
FRB Ser. 14-C25, Class D, 3.945%, 11/15/47(WAC)		1,087,000	868,739

JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-C10, Class XA, IO, 1.034%, 12/15/47(WAC)		35,492,424	1,361,418

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.233%, 2/12/51(WAC)		228,751	233,898
FRB Ser. 07-CB20, Class E, 6.233%, 2/12/51(WAC)		500,000	505,000
FRB Ser. 11-C3, Class E, 5.676%, 2/15/46(WAC)		735,000	716,621
FRB Ser. 12-C8, Class D, 4.654%, 10/15/45(WAC)		2,332,000	2,240,826
FRB Ser. 12-LC9, Class D, 4.372%, 12/15/47(WAC)		327,000	327,356

Ladder Capital Commercial Mortgage Securities, LLC 144A FRB Ser. 17-LC26, Class XA, IO, 1.511%, 7/12/50(WAC)		7,451,841	699,052

LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.153%, 2/15/40(WAC)		303,502	29

Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.002%, 6/12/43(WAC)		3,707,991	37

ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)		1,392,107	1,369,680

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.489%, 10/15/47(WAC)		791,000	761,004
FRB Ser. 15-C26, Class XA, IO, 1.082%, 10/15/48(WAC)		10,559,162	603,560
FRB Ser. 13-C13, Class XA, IO, 1.072%, 11/15/46(WAC)		57,558,754	2,498,050

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class E, 4.748%, 10/15/46(WAC)		672,000	556,426
Ser. 14-C17, Class D, 4.703%, 8/15/47(WAC)		2,809,000	2,392,844
FRB Ser. 12-C6, Class D, 4.574%, 11/15/45(WAC)		624,000	625,658
FRB Ser. 13-C10, Class D, 4.083%, 7/15/46(WAC)		611,000	554,429
FRB Ser. 13-C10, Class E, 4.083%, 7/15/46(WAC)		4,328,000	3,456,492
FRB Ser. 13-C10, Class F, 4.083%, 7/15/46(WAC)		2,047,000	1,625,873

Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)		1,036,000	980,853
FRB Ser. 16-UB12, Class XA, IO, 0.812%, 12/15/49(WAC)		20,997,335	1,054,066

Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.42%, 3/15/45(WAC)		794,000	688,001
FRB Ser. 12-C4, Class XA, IO, 2.089%, 3/15/45(WAC)		4,147,970	246,475

UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.075%, 12/15/50(WAC)		12,446,299	913,048

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class XA, IO, 1.334%, 5/10/63(WAC)		7,632,655	321,852
FRB Ser. 13-C5, Class XA, IO, 0.971%, 3/10/46(WAC)		45,793,914	1,696,207

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.026%, 6/15/45(WAC)		325,051	305,028
FRB Ser. 05-C21, Class D, 5.267%, 10/15/44(WAC)		1,059,416	1,051,084
FRB Ser. 06-C29, IO, 0.197%, 11/15/48(WAC)		6,929,859	277

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.288%, 7/15/46(WAC)		749,000	713,229
FRB Ser. 16-BNK1, Class XA, IO, 1.789%, 8/15/49(WAC)		4,970,491	570,717
FRB Ser. 14-LC16, Class XA, IO, 1.337%, 8/15/50(WAC)		26,505,376	1,349,124

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.288%, 7/15/46(WAC)		2,166,000	1,893,461
FRB Ser. 12-LC5, Class XA, IO, 1.786%, 10/15/45(WAC)		9,965,905	595,762

WF-RBS Commercial Mortgage Trust FRB Ser. 12-C10, Class C, 4.379%, 12/15/45(WAC)		401,000	396,896

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.67%, 11/15/44(WAC)		603,000	598,300
Ser. 11-C4, Class D, 5.232%, 6/15/44(WAC)		604,000	584,902
Ser. 11-C4, Class E, 5.232%, 6/15/44(WAC)		635,000	594,576
FRB Ser. 12-C7, Class D, 4.822%, 6/15/45(WAC)		1,621,000	1,483,004
FRB Ser. 13-C15, Class D, 4.475%, 8/15/46(WAC)		2,015,000	1,710,816
FRB Ser. 12-C10, Class D, 4.444%, 12/15/45(WAC)		1,546,000	1,327,144
FRB Ser. 12-C10, Class E, 4.444%, 12/15/45(WAC)		1,658,000	994,800
FRB Ser. 11-C5, Class XA, IO, 1.746%, 11/15/44(WAC)		9,795,477	416,690
FRB Ser. 12-C9, Class XB, IO, 0.685%, 11/15/45(WAC)		46,094,000	1,249,286

			79,493,346
Residential mortgage-backed securities (non-agency) (6.7%)

BCAP, LLC Trust 144A FRB Ser. 12-RR5, Class 4A8, (1 Month US LIBOR + 0.17%), 2.261%, 6/26/35		500,977	496,844

Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 2.304%, 6/25/36		1,020,000	958,800

Citigroup Mortgage Loan Trust FRB Ser. 07-AR5, Class 1A1A, 3.754%, 4/25/37(WAC)		803,768	801,485

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.414%, 3/25/37		1,095,298	948,653

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.718%, 6/25/46(WAC)		696,986	618,924
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.594%, 6/25/46		3,221,337	2,903,424
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.416%, 11/20/35		4,276,661	4,194,888
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%), 2.404%, 2/25/37		395,302	248,395
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 2.254%, 8/25/46		675,160	570,510
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.254%, 8/25/46		306,246	257,886
FRB Ser. 05-27, Class 1A1, 2.115%, 8/25/35(WAC)		1,148,844	976,230

Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 2.684%, 4/25/35		573,066	507,597

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 12.064%, 7/25/28		655,911	875,796
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.414%, 4/25/28		1,774,531	2,311,047
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 9.614%, 12/25/27		795,781	988,837
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 7.214%, 10/25/29		300,000	345,925
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3B, (1 Month US LIBOR + 5.15%), 7.214%, 11/25/28		280,000	335,547
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.364%, 9/25/30		470,000	471,175

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.314%, 9/25/28		1,587,140	2,351,391
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 13.814%, 10/25/28		839,833	1,193,047
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.964%, 10/25/28		1,450,000	1,687,703
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.764%, 4/25/28		1,544,383	1,798,777
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.564%, 9/25/29		501,000	574,869
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.364%, 2/25/25		293,282	323,343
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.314%, 4/25/29		80,000	91,344
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.064%, 5/25/25		39,768	43,672
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.664%, 1/25/30		370,000	379,325
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 4.714%, 2/25/30		570,000	591,543
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.432%, 1/25/31		560,000	563,389
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1M2, (1 Month US LIBOR + 2.15%), 4.214%, 10/25/30		2,358,000	2,364,256

GSAA Home Equity Trust FRB Ser. 05-15, Class 2A2, (1 Month US LIBOR + 0.25%), 2.314%, 1/25/36		828,676	559,522

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.264%, 6/25/37		754,187	449,401

Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO5, Class 1A1, (1 Month US LIBOR + 0.22%), 2.279%, 5/25/46		1,077,412	1,028,929

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.244%, 1/25/37		573,906	549,558

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 3.431%, 12/25/35(WAC)		954,809	955,441
FRB Ser. 05-AR10, Class 1A3, 3.389%, 9/25/35(WAC)		726,791	728,184
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 2.554%, 10/25/45		867,667	876,668

			35,922,325

Total mortgage-backed securities (cost $209,849,105)			$206,756,287

CORPORATE BONDS AND NOTES (27.0%)(a)
		Principal amount	Value

Basic materials (2.8%)

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		$1,077,000	$1,165,853

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25		450,000	419,198

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		460,000	461,178

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		435,000	426,300

Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)		834,000	862,356

CF Industries, Inc. company guaranty sr. unsec. notes 3.45%, 6/1/23		2,334,000	2,234,805

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		842,000	818,845

Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22		809,000	833,270

Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		869,000	814,688

Kinross Gold. Corp. company guaranty sr. unsec. unsub. notes 5.95%, 3/15/24 (Canada)		448,000	463,456

Southern Copper Corp. sr. unsec. unsub. notes 5.875%, 4/23/45 (Peru)		800,000	878,336

SPCM SA 144A sr. unsec. notes 4.875%, 9/15/25 (France)		900,000	859,500

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		813,000	830,276

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		861,000	850,238

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		1,872,000	1,914,120

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		530,000	511,450

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		1,000,000	1,050,000

			15,393,869
Capital goods (0.7%)

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. notes 4.25%, 9/15/22 (Ireland)		1,200,000	1,179,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		1,000,000	1,060,000

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5.875%, 8/15/23		1,025,000	1,040,375

Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20		364,000	375,021

			3,654,396
Communication services (0.9%)

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		885,000	869,513

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		1,146,000	1,166,055

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		680,000	653,650

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 5/1/20		520,000	516,100

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18		185,000	188,145

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		802,000	836,085

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		847,000	832,178

			5,061,726
Consumer cyclicals (3.9%)

BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21		1,245,000	1,201,555

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		510,000	512,550

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		765,000	768,825

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		1,000,000	1,022,500

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23		420,000	437,850

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		834,000	848,595

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		425,000	431,843

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		483,000	469,718

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. sub. notes 4.625%, 4/1/25		869,000	847,275

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		1,171,000	1,172,464

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		195,000	185,981

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		220,000	227,150

Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		1,121,000	1,157,433

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22		565,000	565,000

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 4/1/21		500,000	505,000

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		755,000	771,837

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)		1,200,000	1,194,000

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5.25%, 2/15/22		510,000	513,825

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		450,000	437,625

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		1,139,000	1,123,350

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		824,000	828,639

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		1,135,000	1,176,144

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		680,000	645,150

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		1,148,000	1,162,350

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		445,000	417,188

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		1,460,000	1,449,050

Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		826,000	821,870

			20,894,767
Consumer staples (1.4%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		1,130,000	1,127,175

Ashtead Capital, Inc. 144A company guaranty notes 5.625%, 10/1/24		1,128,000	1,160,486

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		780,000	772,200

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		851,000	837,171

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		515,000	484,422

Mead Johnson Nutrition Co. company guaranty sr. unsec. unsub. notes 3.00%, 11/15/20		1,875,000	1,869,478

Netflix, Inc. sr. unsec. notes 5.50%, 2/15/22		420,000	433,125

Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28		710,000	711,775

			7,395,832
Energy (4.1%)

Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		447,000	458,175

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		1,143,000	1,165,860

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)		620,000	612,270

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		1,119,000	1,177,748

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		660,000	661,980

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22		730,000	770,150

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25		831,000	836,368

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		459,000	466,997

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		501,000	475,950

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		831,000	835,155

Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24		790,000	829,500

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		425,000	434,563

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		400,000	398,923

Petrobras Global Finance BV company guaranty sr. unsec. notes Ser. REGS, 5.999%, 1/27/28 (Brazil)		203,000	192,079

Petrobras Global Finance BV company guaranty sr. unsec. notes Ser. REGS, 5.299%, 1/27/25 (Brazil)		126,000	120,437

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		879,000	914,160

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		281,000	286,269

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		273,000	282,555

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)		3,544,000	839,574

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)		925,000	938,696

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)		1,300,000	1,335,916

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/24/22 (Mexico)		63,000	63,448

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)		1,291,000	1,202,579

Range Resources Corp. company guaranty sr. unsec. notes 5.00%, 3/15/23		2,004,000	1,921,335

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)		450,000	432,000

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)		2,000,000	1,974,512

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28		846,000	848,115

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28		680,000	641,750

Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55%, 6/24/24		839,000	843,195

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		203,000	210,613

			22,170,872
Financials (7.3%)

AIG Global Funding 144A sr. notes 2.15%, 7/2/20		795,000	777,631

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		540,000	650,700

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		1,209,000	1,252,826

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		1,096,000	1,175,460

Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)		865,000	862,537

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)		1,485,000	1,451,770

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21		1,655,000	1,703,992

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		1,138,000	1,163,605

Citibank NA sr. unsec. notes Ser. BKNT, 3.05%, 5/1/20		2,040,000	2,036,189

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		1,883,000	1,845,340

Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)		3,635,000	3,535,636

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		1,146,000	1,151,730

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		437,000	458,898

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		975,000	981,094

Iron Mountain US Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 6/1/26(R)		876,000	833,295

JPMorgan Chase & Co. jr. unsec. sub. FRN Ser. R, 6.00%, perpetual maturity		819,000	846,297

JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT, 3.086%, 4/26/21		3,180,000	3,171,773

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18		2,375,000	2,374,071

Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20		1,340,000	1,308,177

PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20		845,000	828,741

Protective Life Global Funding 144A notes 2.262%, 4/8/20		780,000	768,360

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		532,000	549,290

Starwood Property Trust, Inc. 144A sr. unsec. notes 4.75%, 3/15/25(R)		1,748,000	1,726,150

Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)		1,510,000	1,467,592

U.S. Bank NA sr. unsec. notes Ser. BKNT, 3.15%, 4/26/21		2,215,000	2,208,415

UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)		925,000	905,641

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)		803,000	819,830

VICI Properties 1, LLC/VICI FC, Inc. company guaranty notes 8.00%, 10/15/23		6,345	7,019

Westpac Banking Corp. sr. unsec. unsub. notes 2.65%, 1/25/21 (Australia)		2,285,000	2,245,972

			39,108,031
Health care (2.6%)

Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		1,883,000	1,963,404

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		801,000	843,053

Centene Corp. sr. unsec. unsub. notes 5.625%, 2/15/21		765,000	781,734

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18		1,690,000	1,687,042

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20		1,012,000	1,053,745

HCA, Inc. company guaranty sr. notes 4.75%, 5/1/23		1,155,000	1,170,015

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7.875%, 2/15/21		505,000	516,701

Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19		1,560,000	1,540,708

Service Corp. International sr. unsec. notes 5.375%, 1/15/22		1,674,000	1,693,879

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		819,000	829,238

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		765,000	794,644

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Netherlands)		472,000	488,348

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		829,000	834,181

			14,196,692
Technology (2.1%)

Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21		2,130,000	2,172,806

Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20		4,336,000	4,275,913

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		1,535,000	1,650,125

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20		895,000	907,306

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)		500,000	511,250

Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		680,000	629,000

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		1,190,000	1,169,919

			11,316,319
Utilities and power (1.2%)

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23		1,163,000	1,170,269

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27		645,000	651,450

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22		765,000	778,388

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		837,000	841,185

Energy Transfer Equity LP company guaranty sr. notes 7.50%, 10/15/20		990,000	1,056,825

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24		1,136,000	1,181,440

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28		675,000	668,250

			6,347,807

Total corporate bonds and notes (cost $147,748,255)			$145,540,311

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (21.0%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.7%)

Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 8/1/48		$11,000,000	$11,421,093
4.00%, TBA, 8/1/48		3,000,000	3,066,797

			14,487,890
U.S. Government Agency Mortgage Obligations (18.3%)

Federal National Mortgage Association Pass-Through Certificates
4.00%, TBA, 8/1/48		19,000,000	19,299,843
3.50%, TBA, 9/1/48		34,000,000	33,650,704
3.50%, TBA, 8/1/48		34,000,000	33,689,220
2.50%, TBA, 8/1/48		13,000,000	12,119,453

			98,759,220

Total U.S. government and agency mortgage obligations (cost $113,319,689)			$113,247,110

U.S. GOVERNMENT AGENCY OBLIGATIONS (—%)(a)
		Principal amount	Value

Federal Home Loan Banks unsec. bonds 1.450%, 1/28/20(i)		$250,000	$263,461

Total U.S. government agency obligations (cost $263,461)			$263,461

SENIOR LOANS (6.8%)(a)(c)
		Principal amount	Value

Basic materials (0.2%)

KMG Chemicals, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.844%, 6/15/24		$786,374	$789,323

			789,323
Capital goods (0.9%)

Advanced Disposal Services, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.023%, 11/10/23		1,111,541	1,112,652

Berry Global Group, Inc. bank term loan FRN Ser. Q, (BBA LIBOR USD 3 Month + 2.00%), 4.091%, 10/1/22		698,719	699,689

Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.084%, 3/31/24		673,718	674,897

GFL Environmental, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 1.38%), 5.105%, 5/31/25 (Canada)(U)		66,133	65,926

GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.105%, 5/31/25		532,367	530,704

Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.202%, 3/28/25		463,838	456,107

TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD 3 Month + 2.50%), 4.476%, 5/14/25		254,218	254,006

TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.50%), 4.853%, 6/9/23		939,775	939,604

			4,733,585
Communication services (1.1%)

Altice US Finance I Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.344%, 7/28/25		837,884	835,266

Asurion, LLC bank term loan FRN Ser. B4, (BBA LIBOR USD 3 Month + 3.00%), 5.094%, 8/4/22		811,652	811,246

CenturyLink, Inc. bank term loan FRN Ser. B, 4.844%, 1/31/25		470,817	463,461

Charter Communications Operating, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.10%, 4/30/25		761,175	761,262

CSC Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.322%, 6/15/25		836,881	831,992

Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 5.853%, 11/27/23		1,019,814	1,021,372

Sprint Communications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.625%, 2/2/24		493,750	493,627

WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.329%, 8/19/23		998,703	952,930

			6,171,156
Consumer cyclicals (2.0%)

Cineworld Finance US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.30%, 2/22/25		1,615,950	1,610,789

CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.251%, 5/5/24		454,737	454,927

Eldorado Resorts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.375%, 4/17/24		649,930	649,524

Golden Nugget, Inc./NV bank term loan FRN (BBA LIBOR USD 3 Month + 2.75%), 4.837%, 10/4/23		1,097,166	1,100,251

Greektown Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.094%, 4/25/24		445,500	444,943

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 2.15%), 4.098%, 10/25/23		700,936	702,811

Meredith Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.094%, 1/31/25		399,000	400,060

Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 4.539%, 8/14/24		1,596,704	1,596,904

Sinclair Television Group, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.50%, 12/11/24		1,000,000	998,000

Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.831%, 7/10/25		1,000,000	1,009,350

Tribune Media Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.094%, 1/27/24		757,897	756,949

Tribune Media Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.094%, 12/27/20		60,808	60,808

Univision Communications, Inc. bank term loan FRN Ser. C5, (BBA LIBOR USD 3 Month + 2.75%), 4.844%, 3/15/24		732,260	710,521

Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.092%, 7/24/24		496,250	483,844

			10,979,681
Consumer staples (0.4%)

1011778 BC ULC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.344%, 2/17/24		985,419	984,599

Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.599%, 6/21/24		742,500	745,697

CEC Entertainment, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.344%, 2/14/21		411,725	387,022

			2,117,318
Energy (0.2%)

Ascent Resources - Marcellus, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.50%), 8.60%, 3/30/23		115,000	115,000

Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.421%, 6/30/24		1,007,456	971,250

			1,086,250
Financials (0.1%)

VICI Properties 1, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 4.081%, 12/22/24		634,773	635,126

			635,126
Health care (0.8%)

CHS/Community Health Systems, Inc. bank term loan FRN Ser. H, (BBA LIBOR USD 3 Month + 3.25%), 5.557%, 1/27/21		1,333,097	1,310,482

Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.20%, 1/31/25		493,750	495,087

Jaguar Holding Co. II bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.786%, 8/18/22		1,033,050	1,033,179

Kinetic Concepts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.285%, 2/3/24		1,084,050	1,086,489

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.568%, 6/1/25		355,000	354,634

			4,279,871
Technology (0.8%)

CCC Information Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.10%, 3/30/24		1,304,820	1,303,460

First Data Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 4.069%, 7/10/22		852,804	852,611

Infor US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.844%, 2/1/22		426,541	426,808

Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.363%, 11/3/23		1,360,564	1,353,251

Western Digital Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 4.093%, 4/29/23		463,838	463,354

			4,399,484
Utilities and power (0.3%)

Calpine Construction Finance Co. LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.594%, 1/15/25		805,950	805,950

Vistra Operations Co., LLC bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 2.00%), 4.094%, 8/4/23		866,365	864,319

			1,670,269

Total senior loans (cost $36,142,051)			$36,862,063

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (3.3%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)		$385,000	$340,725

Argentina (Republic of) sr. unsec. unsub. notes 4.625%, 1/11/23 (Argentina)		195,000	175,598

Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		540,000	441,072

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		1,840,000	1,725,964

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		795,000	706,906

Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		405,000	362,475

Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	1,296,000	1,596,131

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece)(STP)	EUR	57,000	57,181

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)	EUR	406,000	412,506

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)	EUR	76,000	79,406

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)	EUR	99,000	104,630

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)	EUR	260,000	277,799

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)	EUR	1,334,000	1,463,385

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)	EUR	1,816,973	2,024,010

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)	EUR	2,242,206	2,517,833

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)	EUR	206,000	231,956

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	548,000	629,705

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)	EUR	75,000	86,349

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	40,000	46,896

Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)		$585,000	633,747

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		300,000	308,250

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)		300,000	338,250

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,290,000	1,254,525

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		450,000	459,796

Russia (Federation of) 144A sr. unsec. notes 4.375%, 3/21/29 (Russia)		1,200,000	1,176,000

United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)		200,000	196,939

Total foreign government and agency bonds and notes (cost $15,850,285)			$17,648,034

ASSET-BACKED SECURITIES (2.9%)(a)
		Principal amount	Value

loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.864%, 11/25/50		$1,227,000	$1,227,000

Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 2.969%, 4/24/19		3,452,000	3,452,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 2.769%, 7/24/19		2,717,000	2,717,000
FRB Ser. 17-6, Class A, (1 Month US LIBOR + 0.70%), 2.769%, 11/24/18		3,421,000	3,421,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), zero %, 9/24/19		4,594,000	4,594,000

Total asset-backed securities (cost $15,411,000)			$15,411,000

PURCHASED SWAP OPTIONS OUTSTANDING (1.3%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/Contract amount	Value

Bank of America N.A.

(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		$86,876,000	$962,586

(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		39,094,200	354,975

2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		39,094,200	82,489

1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		86,876,000	87

Barclays Bank PLC

(3.02)/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.02		37,667,300	207,547

2.845/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.845		37,667,300	25,990

(3.255)/3 month USD-LIBOR-BBA/Sep-28	Sep-18/3.255		18,178,200	12,361

2.655/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.655		18,178,200	2,545

Citibank, N.A.

(3.00)/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.00		37,667,300	190,220

(3.031)/3 month USD-LIBOR-BBA/Jun-49	Jun-19/3.031		3,006,100	141,798

2.86/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.86		37,667,300	9,417

2.47/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.47		34,750,400	35

2.826/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.826		18,833,600	19

Credit Suisse International

3.056/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.056		33,400,900	52,773

(3.056)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.056		33,400,900	48,765

(2.895)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.895		33,400,900	47,095

2.895/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.895		33,400,900	28,391

2.8475/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.8475		19,977,600	6,992

Goldman Sachs International

1.673/3 month GBP-LIBOR-BBA/Oct-48	Oct-18/1.673	GBP	4,288,000	91,458

(3.005)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.005		$53,273,600	64,461

1.522/3 month GBP-LIBOR-BBA/Oct-28	Oct-18/1.522	GBP	11,019,000	58,720

(3.04375)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.04375		$53,273,600	55,405

(2.70)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.70		53,273,600	30,366

3.04375/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.04375		53,273,600	28,768

(2.73375)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.73375		53,273,600	25,571

3.005/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.005		53,273,600	18,113

2.73375/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.73375		53,273,600	15,449

2.70/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.70		53,273,600	9,057

2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695		7,297,600	2,846

1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175		31,622,900	32

JPMorgan Chase Bank N.A.

(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		86,876,000	973,011

(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		39,094,200	358,494

1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	10,899,000	355,196

1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	4,348,000	322,754

(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		$4,467,000	306,436

(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		4,467,000	299,780

2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		4,467,000	200,032

2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		4,467,000	195,342

2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		39,094,200	81,316

(2.895)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.895		40,081,100	56,514

0.882/3 month GBP-LIBOR-BBA/Nov-19	Nov-18/0.882	GBP	29,780,000	4,300

1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		$86,876,000	87

Morgan Stanley & Co. International PLC

3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,450,300	358,417

3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,450,300	358,383

(2.8225)/3 month USD-LIBOR-BBA/Oct-20	Oct-18/2.8225		53,273,600	157,690

(2.92875)/3 month USD-LIBOR-BBA/Nov-20	Nov-18/2.92875		26,636,800	77,247

2.89/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.89		25,111,500	66,294

2.745/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.745		18,778,000	4,882

Total purchased swap options outstanding (cost $7,313,854)				$6,750,506

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value

HSBC Bank USA, National Association
EUR/SEK (Put)	Aug-18/SEK 10.00	$10,620,914	EUR	9,082,750	$42
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/$98.84	21,000,000		$21,000,000	57,120
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.68	21,000,000		21,000,000	44,709
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.52	21,000,000		21,000,000	34,608

Total purchased options outstanding (cost $462,719)					$136,479

COMMON STOCKS (—%)(a)
		Shares	Value

Caesars Entertainment Corp.(NON)		2,594	$29,312

Total common stocks (cost $32,036)			$29,312

SHORT-TERM INVESTMENTS (21.1%)(a)
		Principal amount/shares	Value

Ameren Corp. commercial paper 2.303%, 8/1/18		$2,000,000	$1,999,878

Autonation, Inc. commercial paper 2.500%, 8/1/18		2,700,000	2,699,813

CRH America Finance, Inc. commercial paper 2.460%, 8/6/18		2,000,000	1,999,265

Energy Transfer Partners LP commercial paper 2.700%, 8/1/18		2,700,000	2,699,813

ERAC USA Finance, LLC commercial paper 2.355%, 8/22/18		2,000,000	1,997,243

Kinder Morgan, Inc./DE commercial paper 2.650%, 8/1/18		2,700,000	2,699,813

Putnam Short Term Investment Fund 2.05%(AFF)	Shares	84,129,136	84,129,136

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83%(P)	Shares	894,000	894,000

Suncor Energy, Inc. commercial paper 2.427%, 8/9/18		$2,000,000	1,998,891

U.S. Treasury Bills 1.972%, 10/4/18(SEG)(SEGSF)(SEGCCS)		94,000	93,678

U.S. Treasury Bills 1.930%, 9/13/18(SEG)(SEGSF)(SEGCCS)		4,431,000	4,421,037

U.S. Treasury Bills 1.914%, 8/23/18(SEGSF)(SEGCCS)		4,000,000	3,995,411

U.S. Treasury Bills 1.909%, 9/20/18(SEGSF)(SEGCCS)		496,000	494,696

U.S. Treasury Bills 1.907%, 9/6/18(SEG)(SEGSF)(SEGCCS)		2,568,000	2,563,146

U.S. Treasury Bills 1.905%, 8/16/18		84,000	83,935

U.S. Treasury Bills 1.897%, 8/2/18		5,000	5,000

U.S. Treasury Bills 1.885%, 8/9/18(SEG)(SEGSF)(SEGCCS)		946,000	945,609

Total short-term investments (cost $113,721,131)			$113,720,364

TOTAL INVESTMENTS

Total investments (cost $660,113,586)			$656,364,927

FORWARD CURRENCY CONTRACTS at 7/31/18 (aggregate face value $187,320,052) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/17/18	$1,919,876	$1,872,809	$47,067
	British Pound	Sell	9/19/18	1,336,994	1,335,659	(1,335)
	Canadian Dollar	Sell	10/17/18	16,396	16,586	190
	Euro	Sell	9/19/18	2,039,144	2,051,583	12,439
	Japanese Yen	Sell	8/16/18	1,228,596	1,266,346	37,750
	New Taiwan Dollar	Buy	8/16/18	1,334,961	1,355,172	(20,211)
	New Taiwan Dollar	Sell	8/16/18	1,334,961	1,372,122	37,161
	New Zealand Dollar	Sell	10/17/18	1,305,630	1,290,951	(14,679)
	Norwegian Krone	Buy	9/19/18	3,334,393	3,335,914	(1,521)
	Swedish Krona	Sell	9/19/18	4,140,126	4,134,399	(5,727)
Barclays Bank PLC
	Australian Dollar	Buy	10/17/18	3,863,162	3,805,395	57,767
	British Pound	Buy	9/19/18	2,777,490	2,819,340	(41,850)
	Euro	Sell	9/19/18	391,940	399,317	7,377
	Hong Kong Dollar	Sell	8/16/18	216,661	216,747	86
	Japanese Yen	Sell	8/16/18	744,951	730,438	(14,513)
	Norwegian Krone	Buy	9/19/18	2,107,536	2,110,265	(2,729)
	Swedish Krona	Sell	9/19/18	1,994,549	2,001,616	7,067
Citibank, N.A.
	Australian Dollar	Buy	10/17/18	3,398,967	3,347,274	51,693
	British Pound	Sell	9/19/18	2,237,484	2,253,793	16,309
	Canadian Dollar	Buy	10/17/18	10,392	10,272	120
	Euro	Sell	9/19/18	755,482	756,944	1,462
	Japanese Yen	Buy	8/16/18	650,364	670,776	(20,412)
	Japanese Yen	Sell	8/16/18	650,364	654,876	4,512
	New Zealand Dollar	Buy	10/17/18	48,054	47,897	157
	Norwegian Krone	Buy	9/19/18	699,208	699,957	(749)
	Swedish Krona	Sell	9/19/18	1,469,526	1,503,772	34,246
Credit Suisse International
	Australian Dollar	Buy	10/17/18	3,603,195	3,532,233	70,962
	British Pound	Buy	9/19/18	1,314,767	1,306,962	7,805
	Canadian Dollar	Sell	10/17/18	21,476	8,307	(13,169)
	Euro	Sell	9/19/18	3,400,843	3,410,843	10,000
	Japanese Yen	Buy	8/16/18	1,600,934	1,612,232	(11,298)
	Japanese Yen	Sell	8/16/18	1,600,934	1,640,380	39,446
	New Zealand Dollar	Buy	10/17/18	1,324,715	1,326,795	(2,080)
	Swedish Krona	Sell	9/19/18	2,606,385	2,610,873	4,488
Goldman Sachs International
	Australian Dollar	Buy	10/17/18	2,199,686	2,175,204	24,482
	Brazilian Real	Sell	10/2/18	109,645	109,374	(271)
	British Pound	Sell	9/19/18	1,617,386	1,647,204	29,818
	Canadian Dollar	Sell	10/17/18	891,063	879,382	(11,681)
	Chinese Yuan (Offshore)	Buy	8/16/18	1,282,545	1,375,166	(92,621)
	Chinese Yuan (Offshore)	Sell	8/16/18	1,282,545	1,341,859	59,314
	Euro	Sell	9/19/18	5,181,119	5,182,355	1,236
	Japanese Yen	Buy	8/16/18	649,351	665,334	(15,983)
	Japanese Yen	Sell	8/16/18	649,351	653,871	4,520
	New Taiwan Dollar	Buy	8/16/18	1,334,961	1,356,072	(21,111)
	New Taiwan Dollar	Sell	8/16/18	1,334,961	1,360,448	25,487
	New Zealand Dollar	Sell	10/17/18	3,625,092	3,568,888	(56,204)
	Norwegian Krone	Buy	9/19/18	13,786,497	13,835,657	(49,160)
	South African Rand	Buy	10/17/18	128,486	122,847	5,639
	Swedish Krona	Buy	9/19/18	4,589,087	4,510,838	78,249
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/17/18	1,931,915	1,901,607	30,308
	British Pound	Buy	9/19/18	1,334,494	1,359,262	(24,768)
	Canadian Dollar	Sell	10/17/18	1,356,300	1,344,445	(11,855)
	Chinese Yuan (Offshore)	Buy	8/16/18	1,282,530	1,374,255	(91,725)
	Chinese Yuan (Offshore)	Sell	8/16/18	1,282,530	1,341,370	58,840
	Japanese Yen	Sell	8/16/18	1,889,458	1,919,071	29,613
	Mexican Peso	Buy	10/17/18	433,189	409,216	23,973
	New Zealand Dollar	Sell	10/17/18	3,038,700	3,006,561	(32,139)
	Swedish Krona	Sell	9/19/18	1,435,832	1,438,875	3,043
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	10/17/18	834,748	830,175	(4,573)
	British Pound	Sell	9/19/18	566,440	580,732	14,292
	Canadian Dollar	Sell	10/17/18	533,360	525,512	(7,848)
	Euro	Sell	9/19/18	3,156,291	3,161,498	5,207
	Japanese Yen	Buy	8/16/18	2,676,298	2,724,955	(48,657)
	Japanese Yen	Sell	8/16/18	2,676,298	2,715,033	38,735
	New Zealand Dollar	Sell	10/17/18	68,434	59,108	(9,326)
	Norwegian Krone	Buy	9/19/18	4,104,942	4,109,459	(4,517)
	Russian Ruble	Buy	9/19/18	1,336,910	1,342,232	(5,322)
	Russian Ruble	Sell	9/19/18	1,336,910	1,335,356	(1,554)
	Swedish Krona	Sell	9/19/18	4,168,168	4,155,285	(12,883)
	Swiss Franc	Sell	9/19/18	161,217	162,649	1,432
NatWest Markets PLC
	Australian Dollar	Buy	10/17/18	2,022,287	2,009,853	12,434
	Canadian Dollar	Sell	10/17/18	1,363,690	1,344,914	(18,776)
	Euro	Sell	9/19/18	1,676,189	1,671,282	(4,907)
	Japanese Yen	Buy	8/16/18	1,325,021	1,344,245	(19,224)
	Japanese Yen	Sell	8/16/18	1,325,021	1,334,215	9,194
	Norwegian Krone	Sell	9/19/18	1,353,263	1,349,546	(3,717)
	Swedish Krona	Sell	9/19/18	2,160,505	2,196,490	35,985
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/17/18	5,198,520	5,136,540	61,980
	British Pound	Buy	9/19/18	1,372,240	1,398,812	(26,572)
	Canadian Dollar	Sell	10/17/18	1,049,863	1,017,097	(32,766)
	Euro	Sell	9/19/18	5,102,262	5,083,040	(19,222)
	Japanese Yen	Sell	8/16/18	2,062,190	2,042,619	(19,571)
	New Zealand Dollar	Sell	10/17/18	1,978,041	1,961,375	(16,666)
	Norwegian Krone	Buy	9/19/18	3,925,705	3,937,687	(11,982)
	Swedish Krona	Sell	9/19/18	6,909,111	6,966,942	57,831
UBS AG
	Australian Dollar	Buy	10/17/18	1,554,896	1,533,700	21,196
	British Pound	Sell	9/19/18	1,354,485	1,353,624	(861)
	Canadian Dollar	Sell	10/17/18	10,931	10,756	(175)
	Euro	Sell	9/19/18	4,057,402	4,061,890	4,488
	Japanese Yen	Buy	8/16/18	661,497	652,730	8,767
	New Zealand Dollar	Sell	10/17/18	763,134	746,641	(16,493)
	Norwegian Krone	Buy	9/19/18	3,405,758	3,406,814	(1,056)
	Swedish Krona	Sell	9/19/18	1,693,727	1,725,310	31,583
WestPac Banking Corp.
	Australian Dollar	Buy	10/17/18	3,632,402	3,588,599	43,803
	Euro	Sell	9/19/18	1,355,244	1,355,331	87

Unrealized appreciation						1,169,640

Unrealized (depreciation)						(844,459)

Total						$325,181
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Euro-BTP Italian Government Bond (Long)	24	$3,572,598	$3,572,598	Sep-18	$29,397
Euro-Bund 10 yr (Short)	54	10,202,953	10,202,952	Sep-18	(11,523)
Euro-OAT 10 yr (Short)	9	1,617,878	1,617,877	Sep-18	(5,815)
U.S. Treasury Note Ultra 10 yr (Long)	32	4,067,500	4,067,500	Sep-18	12,756

Unrealized appreciation					42,153

Unrealized (depreciation)					(17,338)

Total					$24,815

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/18 (premiums $6,987,714) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.

(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		$39,094,200	$39
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		86,876,000	11,294
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		39,094,200	272,487
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		86,876,000	973,880
Barclays Bank PLC

(2.9325)/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.9325		18,833,600	34,277
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813		30,121,000	165,967
2.9325/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.9325		18,833,600	200,201
Citibank, N.A.

(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325		34,750,400	35
3.126/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.126		18,833,600	3,013
(2.93)/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.93		18,833,600	15,067
3.09/3 month USD-LIBOR-BBA/Jun-24	Jun-19/3.09		13,360,400	132,402
2.93/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.93		18,833,600	181,933
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663		30,121,000	231,028
Credit Suisse International

3.3575/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.3575		19,977,600	599
(2.973)/3 month USD-LIBOR-BBA/Sep-22	Sep-18/2.973		33,400,900	79,494
2.973/3 month USD-LIBOR-BBA/Sep-22	Sep-18/2.973		33,400,900	94,525
Goldman Sachs International

(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025		69,500,800	1,390
(2.85)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.85		53,273,600	24,506
(2.8875)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.8875		53,273,600	41,021
2.8875/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.8875		53,273,600	78,312
2.85/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.85		53,273,600	92,696
(1.6975)/3 month GBP-LIBOR-BBA/Oct-38	Oct-18/1.6975	GBP	11,912,000	184,025
(2.01)/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	5,956,000	437,310
2.01/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	5,956,000	468,651
JPMorgan Chase Bank N.A.

(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$39,094,200	39
3.055/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.055		40,081,100	9,619
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		86,876,000	11,294
2.975/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.975		40,081,100	26,454
(1.106)/3 month GBP-LIBOR-BBA/Nov-27	Nov-22/1.106	GBP	6,551,600	104,482
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$39,094,200	276,787
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77		69,500,800	416,310
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	11,912,000	642,698
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		$86,876,000	984,304
Morgan Stanley & Co. International PLC

3.255/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.255		18,778,000	9,013
3.24/3 month USD-LIBOR-BBA/Sep-28	Sep-18/3.24		12,555,800	22,224
(2.99)/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.99		12,555,800	65,918
2.75/3 month USD-LIBOR-BBA/Aug-20	Aug-18/2.75		26,636,800	82,574
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		3,450,300	305,593
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		3,450,300	305,938

Total				$6,987,399

WRITTEN OPTIONS OUTSTANDING at 7/31/18 (premiums $442,969) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/$98.27	$21,000,000	$21,000,000	$22,197
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.11	21,000,000	21,000,000	16,800
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.95	21,000,000	21,000,000	12,621
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.70	21,000,000	21,000,000	7,665
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.54	21,000,000	21,000,000	5,565
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.38	21,000,000	21,000,000	3,990

Total				$68,838

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.

(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	$8,687,600	$(173,752)	$175,750
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	8,687,600	(339,685)	45,523
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	5,212,600	(183,744)	(938)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	5,212,600	(559,312)	(1,616)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	8,687,600	(339,685)	(115,458)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	8,687,600	(173,752)	(158,114)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	5,212,600	(183,744)	(167,898)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	5,212,600	(559,312)	(180,981)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	5,212,600	470,958	417,842
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	8,687,600	334,038	293,552
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	5,212,600	470,958	74,436
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	8,687,600	334,038	(199,033)
Barclays Bank PLC

(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	8,687,600	(173,752)	175,055
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	5,212,600	(72,716)	22,675
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	5,212,600	(72,716)	(67,816)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	8,687,600	(173,752)	(158,027)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	8,687,600	(339,685)	43,959
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	1,026,000	(132,098)	19,638
(2.34)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	1,026,000	(19,032)	18,314
2.96/3 month USD-LIBOR-BBA/Sep-28 (Purchased)	Sep-18/2.96	25,111,500	(73,451)	1,256
(3.12)/3 month USD-LIBOR-BBA/Sep-28 (Purchased)	Sep-18/3.12	25,111,500	(73,577)	(4,771)
2.34/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	1,026,000	(19,032)	(14,497)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	1,026,000	(132,098)	(37,470)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	8,687,600	(339,685)	(114,589)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	8,687,600	334,473	293,380
(2.615)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	1,026,000	82,080	55,065
3.04/3 month USD-LIBOR-BBA/Sep-28 (Written)	Sep-18/3.04	12,555,800	70,626	1,758
(3.04)/3 month USD-LIBOR-BBA/Sep-28 (Written)	Sep-18/3.04	12,555,800	70,626	(1,632)
2.615/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	1,026,000	82,080	(33,807)
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	8,687,600	332,735	(195,819)
Goldman Sachs International

(2.47)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	1,709,900	(60,701)	43,637
(2.7725)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	1,709,900	(43,602)	27,940
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,709,900	(137,048)	15,150
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,709,900	(118,496)	11,644
(3.1025)/3 month USD-LIBOR-BBA/Aug-28 (Purchased)	Aug-18/3.1025	37,667,300	(94,168)	7,157
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,042,500	(131,616)	3,451
2.9475/3 month USD-LIBOR-BBA/Aug-28 (Purchased)	Aug-18/2.9475	37,667,300	(94,168)	(6,780)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,709,900	(137,048)	(25,939)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,709,900	(155,601)	(25,990)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,042,500	(131,616)	(27,981)
2.47/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	1,709,900	(60,701)	(44,987)
2.7725/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	1,709,900	(82,075)	(54,324)
(2.875)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	1,709,900	140,383	86,384
(2.584)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	1,709,900	102,338	71,542
(3.025)/3 month USD-LIBOR-BBA/Aug-28 (Written)	Aug-18/3.025	18,833,600	94,168	4,332
3.025/3 month USD-LIBOR-BBA/Aug-28 (Written)	Aug-18/3.025	18,833,600	94,168	(9,982)
2.875/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	1,709,900	72,158	(34,489)
2.584/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	1,709,900	102,338	(57,247)
JPMorgan Chase Bank N.A.

(2.2525)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	1,709,900	(106,014)	26,110
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	1,026,000	(110,090)	18,550
(2.553)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	1,026,000	(13,646)	15,626
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,709,900	(177,830)	239
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,709,900	(98,832)	(7,284)
2.2525/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	1,709,900	(20,519)	(10,960)
2.553/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	1,026,000	(25,137)	(18,509)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	1,026,000	(158,620)	(46,129)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	5,212,600	(727,809)	(89,396)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	5,212,600	(727,809)	(289,299)
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	5,212,600	494,936	411,431
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	5,212,600	494,936	136,362
(2.826)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	1,026,000	112,963	72,312
(2.36)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	1,709,900	28,213	9,917
2.36/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	1,709,900	186,379	(22,434)
2.826/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	1,026,000	57,559	(27,333)
Morgan Stanley & Co. International PLC

(2.155)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	1,026,000	(25,650)	19,268
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	1,026,000	(157,183)	17,021
2.155/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	1,026,000	(13,441)	(10,250)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	1,026,000	(110,398)	(29,426)
(2.43)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	1,026,000	57,046	38,547
2.43/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	1,026,000	112,450	(34,268)

Unrealized appreciation				2,674,823

Unrealized (depreciation)				(2,325,473)

Total				$349,350

TBA SALE COMMITMENTS OUTSTANDING at 7/31/18 (proceeds receivable $45,736,953) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.50%, 8/1/48	$6,000,000	8/13/18	$6,223,594
Federal National Mortgage Association, 3.50%, 8/1/48	34,000,000	8/13/18	33,689,219
Federal National Mortgage Association, 3.00%, 8/1/48	6,000,000	8/13/18	5,782,969

Total			$45,695,782

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

Swap counterparty/Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

JPMorgan Chase Bank N.A.
MYR	7,675,000	$8,628	$—	12/12/22	3.925% — Quarterly	3 month MYR-KLIBOR-BNM — Quarterly	$(9,241)

	Upfront premium received		—		Unrealized appreciation		—

	Upfront premium (paid)		—		Unrealized (depreciation)		(9,241)

		Total	$—			Total	$(9,241)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$5,844,000	$78,368	(E)	$(42)	10/27/27	3 month USD-LIBOR-BBA — Quarterly	2.74875% — Semiannually	$(78,410)
		34,750,400	131,669		(25,151)	7/18/20	3 month USD-LIBOR-BBA — Semiannually	2.68% — Quarterly	104,411
		29,184,400	251,365		(276)	3/21/23	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	(36,905)
		4,995,000	6,364	(E)	(56)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	3.11% — Semiannually	6,307
		43,481,500	116,270	(E)	(54,516)	6/7/20	3 month USD-LIBOR-BBA — Semiannually	2.79375% — Quarterly	61,754
		43,481,500	70,179	(E)	36,795	6/7/20	3 month USD-LIBOR-BBA — Quarterly	2.90375% — Semiannually	(33,384)
		5,929,000	7,405	(E)	(67)	3/7/28	3 month USD-LIBOR-BBA — Quarterly	3.05125% — Semiannually	(7,472)
		239,051,500	2,452,429		(730,313)	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,621,755
		53,273,600	220,499		106,346	7/5/20	3 month USD-LIBOR-BBA — Quarterly	2.655% — Semiannually	(105,386)
		42,344,000	11,899		(102)	4/25/19	3 month USD-LIBOR-BBA — Quarterly	2.547% — Semiannually	256,371
		105,860,000	28,900		(256)	4/26/19	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	641,999
		21,172,000	8,892		(51)	5/1/19	3 month USD-LIBOR-BBA — Quarterly	2.5371% — Semiannually	(2,240)
		18,778,000	211,647		121,558	7/3/28	3 month USD-LIBOR-BBA — Quarterly	2.899% — Semiannually	(83,081)
		7,271,300	54,629		42,986	7/5/28	3 month USD-LIBOR-BBA — Semiannually	2.9425% — Quarterly	94,909
		37,556,100	274,122		(114,105)	7/11/28	3 month USD-LIBOR-BBA — Quarterly	2.945% — Semiannually	(377,895)
		18,778,000	1,634		110,541	7/11/28	3 month USD-LIBOR-BBA — Semiannually	3.03% — Quarterly	102,855
		37,667,300	210,184		(115,385)	7/17/28	3 month USD-LIBOR-BBA — Quarterly	2.965% — Semiannually	(318,799)
		18,833,600	34,221		109,299	7/17/28	3 month USD-LIBOR-BBA — Semiannually	3.05% — Quarterly	71,071
		61,128,000	128,369	(E)	(64,588)	9/19/23	3 month USD-LIBOR-BBA — Semiannually	2.95% — Quarterly	63,781
		21,544,000	78,248	(E)	(77,016)	9/19/28	3 month USD-LIBOR-BBA — Quarterly	3.00% — Semiannually	(155,263)
		228,543,700	270,824	(E)	80,246	9/19/20	2.875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	351,071
		3,595,500	32,485	(E)	48,520	9/19/48	3.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	81,006
		22,348,600	98,803	(E)	22,455	9/19/23	3 month USD-LIBOR-BBA — Quarterly	2.90% — Semiannually	(76,348)
		17,993,500	143,624	(E)	22,389	9/19/28	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	(121,235)
		3,255,000	16,171		(43)	6/26/28	3 month USD-LIBOR-BBA — Semiannually	2.9715% — Quarterly	14,337
		8,098,500	39,610	(E)	(115)	8/7/28	3 month USD-LIBOR-BBA — Semiannually	2.976% — Quarterly	39,495
		8,387,200	39,722		(119)	7/27/28	3 month USD-LIBOR-BBA — Semiannually	2.975% — Quarterly	39,553
		1,456,500	6,263		(21)	7/27/28	3 month USD-LIBOR-BBA — Semiannually	2.98% — Quarterly	6,233
		11,570,000	38,019		(94)	6/27/23	3 month USD-LIBOR-BBA — Semiannually	2.9035% — Quarterly	32,486
		5,411,000	41,713		(72)	6/28/28	3 month USD-LIBOR-BBA — Semiannually	2.9398% — Quarterly	38,996
		7,624,000	78,535		(101)	7/2/28	3 month USD-LIBOR-BBA — Semiannually	2.91024% — Quarterly	75,410
		6,480,000	57,899		(86)	7/3/28	3 month USD-LIBOR-BBA — Semiannually	2.92594% — Quarterly	55,259
		4,610,800	42,424		(61)	7/3/28	3 month USD-LIBOR-BBA — Semiannually	2.92287% — Quarterly	40,556
		21,187,000	31,929		(80)	7/5/20	3 month USD-LIBOR-BBA — Semiannually	2.79594% — Quarterly	26,206
		6,828,000	29,565		(55)	7/5/23	3 month USD-LIBOR-BBA — Quarterly	2.8815% — Semiannually	(27,380)
		21,187,000	35,848		(80)	7/5/20	3 month USD-LIBOR-BBA — Semiannually	2.78606% — Quarterly	30,277
		6,828,000	32,959		(55)	7/5/23	3 month USD-LIBOR-BBA — Quarterly	2.87069% — Semiannually	(30,827)
		21,187,000	33,793		(80)	7/5/20	3 month USD-LIBOR-BBA — Semiannually	2.79125% — Quarterly	28,142
		6,828,000	30,487		(55)	7/5/23	3 month USD-LIBOR-BBA — Quarterly	2.87857% — Semiannually	(28,316)
		2,762,300	23,289		(37)	7/25/28	3 month USD-LIBOR-BBA — Semiannually	2.9325% — Quarterly	23,157
		3,599,500	32,320		(48)	7/16/28	3 month USD-LIBOR-BBA — Quarterly	2.92604% — Semiannually	(31,721)
		1,192,000	1,138		(5)	7/16/20	3 month USD-LIBOR-BBA — Semiannually	2.82768% — Quarterly	969
		3,599,500	33,778		(48)	7/16/28	3 month USD-LIBOR-BBA — Quarterly	2.92138% — Semiannually	(33,186)
		5,293,000	51,713		(70)	7/20/28	3 month USD-LIBOR-BBA — Quarterly	2.91727% — Semiannually	(51,206)
		5,293,000	50,342		(70)	7/20/28	3 month USD-LIBOR-BBA — Quarterly	2.92025% — Semiannually	(49,831)
		19,862,000	17,836		(75)	7/20/20	3 month USD-LIBOR-BBA — Quarterly	2.833% — Semiannually	(16,260)
		4,159,700	40,195		(55)	7/24/28	3 month USD-LIBOR-BBA — Quarterly	2.9185% — Semiannually	(40,054)
		8,053,000	19,094		(107)	7/25/28	3 month USD-LIBOR-BBA — Semiannually	3.002% — Quarterly	18,614
		3,507,000	3,118		(47)	7/25/28	3 month USD-LIBOR-BBA — Quarterly	3.019% — Semiannually	(2,992)
		17,930,000	7,656		(68)	7/25/20	3 month USD-LIBOR-BBA — Semiannually	2.858% — Quarterly	7,190
		4,840,000	11,635		(64)	7/25/28	3 month USD-LIBOR-BBA — Quarterly	3.00162% — Semiannually	(11,476)
		3,604,000	5,392		(48)	7/26/28	3 month USD-LIBOR-BBA — Semiannually	3.01211% — Quarterly	5,239
		5,158,000	2,651		(19)	7/26/20	3 month USD-LIBOR-BBA — Quarterly	2.85375% — Semiannually	(2,633)
		3,538,300	6,001		(47)	7/31/28	3 month USD-LIBOR-BBA — Semiannually	3.01% — Quarterly	6,184
		10,279,000	3,382		(39)	7/30/20	3 month USD-LIBOR-BBA — Quarterly	2.86417% — Semiannually	(3,938)
		7,906,000	8,467		(105)	7/30/28	3 month USD-LIBOR-BBA — Quarterly	3.01784% — Semiannually	(8,937)
		4,819,800	1,832		(64)	7/31/28	3 month USD-LIBOR-BBA — Semiannually	3.02507% — Quarterly	2,081
		5,955,200	220		(79)	7/31/28	3 month USD-LIBOR-BBA — Semiannually	3.029% — Quarterly	529
		11,247,000	9,301		(149)	8/1/28	3 month USD-LIBOR-BBA — Semiannually	3.04% — Quarterly	(9,450)
	AUD	6,173,000	1,646		(19)	11/3/22	2.427% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(1,411)
	AUD	6,173,000	3,963		(19)	11/15/22	2.4525% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(7,849)
	AUD	7,540,000	51,851	(E)	(65)	3/7/28	3.395% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(51,916)
	AUD	34,715,000	29,480	(E)	(52,173)	9/19/23	6 month AUD-BBR-BBSW — Semiannually	2.55% — Semiannually	(81,653)
	AUD	3,209,000	9,663	(E)	(17,008)	9/19/28	2.90% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(7,345)
	BRL	15,977,175	3,112		(44)	1/2/23	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	933
	BRL	8,116,678	13,981		(32)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(13,110)
	BRL	8,819,159	57,051		—	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	58,854
	CAD	6,054,000	104,926		(19)	11/2/22	3 month CAD-BA-CDOR — Semiannually	2.02% — Semiannually	(101,712)
	CAD	6,054,000	99,691		(19)	11/14/22	3 month CAD-BA-CDOR — Semiannually	2.0525% — Semiannually	(96,656)
	CAD	27,770,000	138,204	(E)	9,626	9/19/23	3 month CAD-BA-CDOR — Semiannually	2.50% — Semiannually	(128,578)
	CAD	6,847,000	74,152	(E)	(2,016)	9/19/28	2.60% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(76,167)
	CHF	12,494,000	13,073	(E)	(6,554)	9/19/23	0.05% plus 6 month CHF-LIBOR-BBA — Semiannually	-	(19,626)
	CHF	11,448,000	13,146	(E)	(46,400)	9/19/28	6 month CHF-LIBOR-BBA — Semiannually	0.50% — Annually	(59,546)
	EUR	6,379,000	12,770	(E)	(25)	2/18/20	—	0.124% plus 1 Day Euribor rate — Annually	(12,796)
	EUR	6,379,000	14,285	(E)	(25)	2/18/20	—	0.104% plus 1 Day Euribor rate — Annually	(14,310)
	EUR	15,267,000	48,594		(134)	5/4/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(69,712)
	EUR	4,398,000	42,582	(E)	(37)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(42,620)
	EUR	7,417,000	48,326		(73)	1/24/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.378% — Annually	66,303
	EUR	1,905,000	17,260		(31)	1/24/28	0.976% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(29,050)
	EUR	9,209,000	11,490		(42)	1/24/20	—	0.14% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(4,113)
	EUR	9,263,000	13,843		(43)	1/30/20	—	0.1249% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(7,052)
	EUR	7,453,000	73,024		(75)	1/30/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.4419% — Annually	92,995
	EUR	1,910,000	21,763		(32)	1/30/28	0.9987% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(33,362)
	EUR	23,228,400	284,822		(269)	3/21/23	0.503% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(363,109)
	EUR	3,996,000	69,334	(E)	(55)	2/27/28	1.815% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(69,389)
	EUR	19,535,000	79,563	(E)	(25,924)	9/19/23	6 month EUR-EURIBOR-REUTERS — Annually	0.30% — Semiannually	53,640
	EUR	30,262,000	78,594	(E)	46,086	9/19/28	6 month EUR-EURIBOR-REUTERS — Semiannually	0.95% — Annually	(32,508)
	GBP	2,903,000	34,579	(E)	(54)	1/19/32	1.912% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(34,633)
	GBP	13,203,000	41,747		(41)	9/15/19	6 month GBP-LIBOR-BBA — Semiannually	0.766% — Semiannually	(38,095)
	GBP	2,641,000	10,718	(E)	(32)	9/22/32	1.863% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(10,751)
	GBP	13,203,000	35,664		16,393	12/20/19	6 month GBP-LIBOR-BBA — Semiannually	0.85% — Semiannually	(17,312)
	GBP	7,570,000	27,642	(E)	11,176	9/19/23	6 month GBP-LIBOR-BBA — Semiannually	1.35% — Semiannually	(16,466)
	GBP	10,498,000	122,111	(E)	(161,959)	9/19/28	6 month GBP-LIBOR-BBA — Semiannually	1.70% — Semiannually	(39,848)
	HKD	334,012,000	50,895		(81)	4/23/19	1.955% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	52,010
	HKD	83,630,000	12,455		(26)	4/24/19	1.965% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	12,707
	HKD	334,520,000	49,438		(102)	4/24/19	1.96625% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	50,432
	HKD	417,938,000	61,660		(128)	4/25/19	1.972% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	62,797
	HKD	167,260,000	26,126		(51)	4/27/19	1.96% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	26,388
	INR	129,765,000	27,818		—	12/22/22	6.715% — Semiannually	INR-FBIL-MIBOR-OIS-Compound — Semiannually	26,994
	JPY	726,000,000	3,604		(26)	12/19/22	6 month JPY-LIBOR-BBA — Semiannually	0.09% — Semiannually	(3,060)
	JPY	364,000,000	5,726		(24)	12/19/27	0.29% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	4,645
	JPY	726,000,000	8,733		(53)	1/15/23	6 month JPY-LIBOR-BBA — Semiannually	0.135% — Semiannually	9,001
	JPY	364,000,000	16,121		(43)	1/15/28	0.365% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(16,633)
	JPY	726,000,000	12,057		(55)	2/16/23	6 month JPY-LIBOR-BBA — Semiannually	0.148% — Semiannually	16,589
	JPY	364,000,000	15,369		(45)	2/16/28	0.366% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(21,032)
	MXN	77,451,000	443,253		—	1/1/26	1 month MXN-TIIE-BANXICO — 28 Days	6.16% — 28 Days	(444,584)
	MXN	56,425,000	178,602		—	10/6/21	1 month MXN-TIIE-BANXICO — 28 Days	5.93% — 28 Days	(181,143)
	MXN	16,650,000	3,793		(11)	12/24/26	8.12% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(3,807)
	MXN	16,160,000	8,002		(10)	1/7/27	8.20% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(8,071)
	MXN	570,000	90		—	6/16/23	1 month MXN-TIIE-BANXICO — 28 Days	8.005% — 28 Days	(89)
	MXN	55,150,000	10,511		(23)	6/16/23	1 month MXN-TIIE-BANXICO — 28 Days	8.02% — 28 Days	(10,450)
	MXN	65,960,000	24,005		(28)	6/26/23	1 month MXN-TIIE-BANXICO — 28 Days	7.77% — 28 Days	(24,100)
	NOK	85,366,000	73,899	(E)	9,174	9/19/28	6 month NOK-NIBOR-NIBR — Semiannually	2.20% — Annually	(64,726)
	NOK	87,608,000	89,180	(E)	(31,864)	9/19/23	6 month NOK-NIBOR-NIBR — Annually	1.80% — Semiannually	57,315
	NZD	18,657,000	63,647	(E)	15,434	9/19/23	3 month NZD-BBR-FRA — Semiannually	2.70% — Quarterly	(48,214)
	NZD	13,134,000	64,437	(E)	2,413	9/19/28	3 month NZD-BBR-FRA — Quarterly	3.15% — Semiannually	66,850
	SEK	92,865,000	634		(25)	11/10/19	—	0.245% plus 3 month SEK-STIBOR-SIDE — Quarterly	11,414
	SEK	19,026,000	3,590		(16)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.125% — Annually	16,598
	SEK	92,865,000	771		(25)	11/10/19	—	0.246% plus 3 month SEK-STIBOR-SIDE — Quarterly	11,632
	SEK	19,026,000	2,623		(16)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	17,647
	SEK	92,865,000	2,376		(25)	11/13/19	—	0.2225% plus 3 month SEK-STIBOR-SIDE — Quarterly	6,774
	SEK	19,026,000	2,886		(16)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	23,348
	SEK	19,026,000	2,404		(16)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	22,825
	SEK	92,865,000	1,352		(25)	11/13/19	—	0.23% plus 3 month SEK-STIBOR-SIDE — Quarterly	8,391
	SEK	19,043,000	32,802		(31)	1/24/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3325% — Annually	48,464
	SEK	73,397,000	68,890		(74)	1/24/23	0.6075% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(96,889)
	SEK	90,725,000	16,478		(42)	1/24/20	0.0925% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	12,089
	SEK	89,360,000	17,002		(43)	1/30/20	0.085% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	12,676
	SEK	72,353,000	89,716		(74)	1/30/23	0.66875% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(118,561)
	SEK	18,844,000	41,016		(32)	1/30/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3775% — Annually	56,374
	SEK	26,399,000	36,211		(27)	2/5/23	0.6975% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(49,424)
	SEK	117,890,000	44,539	(E)	(7,320)	9/19/23	3 month SEK-STIBOR-SIDE — Annually	0.50% — Quarterly	37,218
	SEK	67,412,000	42,366	(E)	(108)	9/19/28	3 month SEK-STIBOR-SIDE — Quarterly	1.20% — Annually	(42,473)
	ZAR	70,680,000	22,137		(11)	10/31/20	3 month ZAR-JIBAR-SAFEX — Quarterly	7.48% — Quarterly	22,211
	ZAR	27,190,000	44,479		(14)	10/31/27	8.365% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	(44,575)
	ZAR	59,075,000	25,882		(31)	1/25/21	3 month ZAR-JIBAR-SAFEX — Quarterly	7.06% — Quarterly	(25,833)
	ZAR	22,625,000	15,102		(25)	1/25/28	7.92% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	14,762

	Total				$(726,633)				$500,095

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

Swap counterparty/Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	$103,729	$104,278	$—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	$1,471

Barclays Bank PLC
	73,774	73,741	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	65
	1,262,212	1,258,263	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(2,540)
	731,032	728,359	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(2,008)
	146,187	138,675	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(5,889)
	939,401	935,965	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(2,580)
	52,747	52,629	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	350
	31,933	30,600	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(975)
	3,888,470	3,874,250	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(10,679)
	551,202	549,477	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(1,109)
	698,092	695,908	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(1,405)
	2,116,098	2,104,820	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	7,692
	97,478	97,414	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	904
	61,825	61,784	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	574
	111,190	106,546	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(3,393)
	3,502,634	3,495,474	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(2,544)
	28,462,627	28,400,400	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(24,841)
	8,098,669	8,068,850	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	14,869

Citibank, N.A.
	602,585	601,267	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(526)
	500,143	499,050	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(437)

Credit Suisse International
	720,149	718,574	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(629)
	2,151,660	2,143,738	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	3,950
	428,299	428,018	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	3,974
	437,837	442,116	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(8,593)
	465,912	470,465	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(9,144)
	953,046	952,421	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	8,842
	95,446	94,523	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(193)
	251,184	251,184	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,895
	893,495	886,146	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(100)

Goldman Sachs International
	405,642	388,702	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(12,380)
	312,919	299,851	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(9,550)
	912,191	865,313	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(36,745)
	393,042	376,628	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(11,995)
	3,519,188	3,511,494	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(3,071)
	2,011,157	2,003,752	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	3,692
	755,555	752,774	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	1,387
	12,186	11,560	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(491)
	363,050	344,393	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(14,626)
	2,755,129	2,744,985	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	5,058
	122,035	121,586	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	224
	325,439	324,240	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	597
	134,258	128,651	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4,097)
	444,543	425,978	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(13,567)
	654,741	621,094	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(26,377)
	596,780	602,612	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(11,713)
	326,174	305,934	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	17,985
	52,747	52,629	—	1/12/40	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(350)
	103,729	104,278	—	1/12/41	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(1,471)

JPMorgan Chase Bank N.A.
	596,820	602,652	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(11,713)

JPMorgan Securities LLC
	447,900	444,216	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(50)
	95,446	94,523	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	193
	251,184	251,184	—	1/12/45	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,895)
	1,341,394	1,330,362	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	151
	1,003,720	1,003,062	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(9,312)

Upfront premium received			—			Unrealized appreciation	73,873

Upfront premium (paid)			—			Unrealized (depreciation)	(246,988)

		Total	$—			Total	$(173,115)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

EUR	9,778,000	$183,846	$—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$183,846
EUR	9,778,000	214,637	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(214,637)
EUR	3,667,000	69,586	(48)	8/15/27	(1.42%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	69,538
EUR	3,667,000	91,532	(88)	8/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(91,620)
EUR	6,111,000	110,240	(79)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	110,161
EUR	6,111,000	146,791	(145)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(146,936)
EUR	4,889,000	80,683	(63)	9/15/27	(1.4475%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	80,620
EUR	4,889,000	97,623	(118)	9/15/37	1.735% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(97,741)
GBP	2,938,000	740	(42)	2/15/23	(3.19%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(782)
GBP	2,938,000	14,126	(68)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	14,057
GBP	3,819,000	16,461	(64)	3/15/23	(3.325%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(16,525)
GBP	3,819,000	32,021	(88)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	31,932
GBP	1,371,000	2,984	(19)	3/15/23	(3.295%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(3,003)
GBP	1,371,000	8,263	(32)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	8,231
GBP	2,742,000	3,768	(39)	3/15/23	(3.245%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	3,729
GBP	2,742,000	2,796	(39)	3/15/23	(3.25%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	2,757
GBP	5,484,000	7,752	(130)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(7,882)
	$3,952,000	80,961	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	80,961
	3,952,000	117,343	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(117,343)
	4,547,000	100,866	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	100,866
	4,547,000	150,619	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(150,619)
	4,400,000	60,302	(27)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	60,275
	4,400,000	86,403	(48)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(86,450)
	4,400,000	62,216	(27)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	62,189
	4,400,000	86,143	(48)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(86,191)

Total			$(1,212)				$(210,567)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/18 (Unaudited)

	Swap counterparty/Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$11,962	$175,000	$19,285	5/11/63	300 bp — Monthly	$(7,221)
	CMBX NA BBB-.6 Index	BBB-/P	22,719	377,000	41,545	5/11/63	300 bp — Monthly	(18,606)
	CMBX NA BBB-.6 Index	BBB-/P	46,609	755,000	83,201	5/11/63	300 bp — Monthly	(36,151)
	CMBX NA BBB-.6 Index	BBB-/P	44,403	779,000	85,846	5/11/63	300 bp — Monthly	(40,988)

	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	137	118,000	1,345	5/11/63	200 bp — Monthly	(1,162)
	CMBX NA A.6 Index	A/P	92	118,000	1,345	5/11/63	200 bp — Monthly	(1,208)
	CMBX NA A.6 Index	A/P	(47)	120,000	1,368	5/11/63	200 bp — Monthly	(1,368)
	CMBX NA A.6 Index	A/P	324	209,000	2,383	5/11/63	200 bp — Monthly	(1,977)
	CMBX NA A.6 Index	A/P	6,815	1,480,000	16,872	5/11/63	200 bp — Monthly	(9,482)
	CMBX NA A.7 Index	A-/P	(68)	47,000	94	1/17/47	200 bp — Monthly	(144)
	CMBX NA A.7 Index	A-/P	—	158,000	316	1/17/47	200 bp — Monthly	(254)
	CMBX NA BB.6 Index	BB/P	149,402	607,000	118,972	5/11/63	500 bp — Monthly	31,020
	CMBX NA BBB-.6 Index	BBB-/P	21,016	197,000	21,709	5/11/63	300 bp — Monthly	(578)
	CMBX NA BBB-.6 Index	BBB-/P	23,656	241,000	26,558	5/11/63	300 bp — Monthly	(2,761)
	CMBX NA BBB-.6 Index	BBB-/P	26,435	256,000	28,211	5/11/63	300 bp — Monthly	(1,627)
	CMBX NA BBB-.6 Index	BBB-/P	35,982	364,000	40,113	5/11/63	300 bp — Monthly	(3,918)

	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	9,148	59,000	6,502	5/11/63	300 bp — Monthly	2,680
	CMBX NA BBB-.6 Index	BBB-/P	10,620	76,000	8,375	5/11/63	300 bp — Monthly	2,290
	CMBX NA A.6 Index	A/P	1,659	1,071,000	12,209	5/11/63	200 bp — Monthly	(10,134)
	CMBX NA A.6 Index	A/P	116,827	2,302,000	26,243	5/11/63	200 bp — Monthly	91,479
	CMBX NA A.6 Index	A/P	4,472	2,315,000	26,391	5/11/63	200 bp — Monthly	(21,019)
	CMBX NA BBB-.6 Index	BBB-/P	3,046	28,000	3,086	5/11/63	300 bp — Monthly	(24)
	CMBX NA BBB-.6 Index	BBB-/P	6,203	62,000	6,832	5/11/63	300 bp — Monthly	(593)
	CMBX NA BBB-.6 Index	BBB-/P	13,202	78,000	8,596	5/11/63	300 bp — Monthly	4,652
	CMBX NA BBB-.6 Index	BBB-/P	32,799	259,000	28,542	5/11/63	300 bp — Monthly	4,409
	CMBX NA BBB-.6 Index	BBB-/P	30,945	270,000	29,754	5/11/63	300 bp — Monthly	1,349
	CMBX NA BBB-.6 Index	BBB-/P	67,594	448,000	49,370	5/11/63	300 bp — Monthly	18,485
	CMBX NA BBB-.6 Index	BBB-/P	63,670	555,000	61,161	5/11/63	300 bp — Monthly	2,833
	CMBX NA BBB-.6 Index	BBB-/P	168,833	1,119,000	123,314	5/11/63	300 bp — Monthly	46,172
	CMBX NA BBB-.6 Index	BBB-/P	1,240,283	11,600,000	1,278,320	5/11/63	300 bp — Monthly	(31,272)
	CMBX NA BBB-.7 Index	BBB-/P	242,958	3,287,000	215,627	1/17/47	300 bp — Monthly	29,248

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	5,528	99,000	1,129	5/11/63	200 bp — Monthly	4,438
	CMBX NA BBB-.6 Index	BBB-/P	334	3,000	331	5/11/63	300 bp — Monthly	5
	CMBX NA BBB-.6 Index	BBB-/P	332	4,000	441	5/11/63	300 bp — Monthly	(107)
	CMBX NA BBB-.6 Index	BBB-/P	1,785	16,000	1,763	5/11/63	300 bp — Monthly	32
	CMBX NA BBB-.6 Index	BBB-/P	5,354	62,000	6,832	5/11/63	300 bp — Monthly	(1,442)
	CMBX NA BBB-.6 Index	BBB-/P	12,793	87,000	9,587	5/11/63	300 bp — Monthly	3,256
	CMBX NA BBB-.6 Index	BBB-/P	11,157	141,000	15,538	5/11/63	300 bp — Monthly	(4,299)
	CMBX NA BBB-.6 Index	BBB-/P	12,101	232,000	25,566	5/11/63	300 bp — Monthly	(13,330)
	CMBX NA BBB-.6 Index	BBB-/P	12,401	250,000	27,550	5/11/63	300 bp — Monthly	(15,004)
	CMBX NA BBB-.6 Index	BBB-/P	12,188	250,000	27,550	5/11/63	300 bp — Monthly	(15,217)
	CMBX NA BBB-.6 Index	BBB-/P	28,210	281,000	30,966	5/11/63	300 bp — Monthly	(2,593)
	CMBX NA BBB-.6 Index	BBB-/P	19,280	283,000	31,187	5/11/63	300 bp — Monthly	(11,742)
	CMBX NA BBB-.6 Index	BBB-/P	42,492	349,000	38,460	5/11/63	300 bp — Monthly	4,236
	CMBX NA BBB-.6 Index	BBB-/P	54,707	363,000	40,003	5/11/63	300 bp — Monthly	14,917
	CMBX NA BBB-.6 Index	BBB-/P	58,492	1,209,000	133,232	5/11/63	300 bp — Monthly	(74,034)
	CMBX NA BBB-.6 Index	BBB-/P	208,701	1,760,000	193,952	5/11/63	300 bp — Monthly	15,776
	CMBX NA BBB-.6 Index	BBB-/P	207,983	1,760,000	193,952	5/11/63	300 bp — Monthly	15,058
	CMBX NA BBB-.6 Index	BBB-/P	297,066	2,586,000	284,977	5/11/63	300 bp — Monthly	13,597

	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	34,954	165,000	32,340	5/11/63	500 bp — Monthly	2,774
	CMBX NA BB.6 Index	BB/P	37,885	179,000	35,084	5/11/63	500 bp — Monthly	2,975
	CMBX NA A.6 Index	A/P	53	1,000	11	5/11/63	200 bp — Monthly	42
	CMBX NA A.6 Index	A/P	215	37,000	422	5/11/63	200 bp — Monthly	(192)
	CMBX NA A.6 Index	A/P	9,850	350,000	3,990	5/11/63	200 bp — Monthly	5,996
	CMBX NA A.6 Index	A/P	27,741	512,000	5,837	5/11/63	200 bp — Monthly	22,103
	CMBX NA A.6 Index	A/P	46,199	851,000	9,701	5/11/63	200 bp — Monthly	36,829
	CMBX NA BBB-.6 Index	BBB-/P	454	4,000	441	5/11/63	300 bp — Monthly	15
	CMBX NA BBB-.6 Index	BBB-/P	2,242	15,000	1,653	5/11/63	300 bp — Monthly	597
	CMBX NA BBB-.6 Index	BBB-/P	8,560	58,000	6,392	5/11/63	300 bp — Monthly	2,202
	CMBX NA BBB-.6 Index	BBB-/P	7,756	77,000	8,485	5/11/63	300 bp — Monthly	(684)
	CMBX NA BBB-.6 Index	BBB-/P	7,909	80,000	8,816	5/11/63	300 bp — Monthly	(861)
	CMBX NA BBB-.6 Index	BBB-/P	10,865	101,000	11,130	5/11/63	300 bp — Monthly	(206)
	CMBX NA BBB-.6 Index	BBB-/P	10,865	101,000	11,130	5/11/63	300 bp — Monthly	(206)
	CMBX NA BBB-.6 Index	BBB-/P	17,135	113,000	12,453	5/11/63	300 bp — Monthly	4,749
	CMBX NA BBB-.6 Index	BBB-/P	15,625	125,000	13,775	5/11/63	300 bp — Monthly	1,923
	CMBX NA BBB-.6 Index	BBB-/P	16,863	148,000	16,310	5/11/63	300 bp — Monthly	640
	CMBX NA BBB-.6 Index	BBB-/P	15,915	158,000	17,412	5/11/63	300 bp — Monthly	(1,405)
	CMBX NA BBB-.6 Index	BBB-/P	28,591	189,000	20,828	5/11/63	300 bp — Monthly	7,873
	CMBX NA BBB-.6 Index	BBB-/P	36,352	212,000	23,362	5/11/63	300 bp — Monthly	13,113
	CMBX NA BBB-.6 Index	BBB-/P	36,053	212,000	23,362	5/11/63	300 bp — Monthly	12,815
	CMBX NA BBB-.6 Index	BBB-/P	32,926	223,000	24,575	5/11/63	300 bp — Monthly	8,482
	CMBX NA BBB-.6 Index	BBB-/P	33,799	286,000	31,517	5/11/63	300 bp — Monthly	2,448
	CMBX NA BBB-.6 Index	BBB-/P	50,142	315,000	34,713	5/11/63	300 bp — Monthly	15,612
	CMBX NA BBB-.6 Index	BBB-/P	30,528	322,000	35,484	5/11/63	300 bp — Monthly	(4,768)
	CMBX NA BBB-.6 Index	BBB-/P	40,407	369,000	40,664	5/11/63	300 bp — Monthly	(42)
	CMBX NA BBB-.6 Index	BBB-/P	356,703	2,954,000	325,531	5/11/63	300 bp — Monthly	32,895
	CMBX NA BBB-.6 Index	BBB-/P	1,105,893	6,286,000	692,717	5/11/63	300 bp — Monthly	416,843

	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	668	6,000	661	5/11/63	300 bp — Monthly	10
	CMBX NA BBB-.6 Index	BBB-/P	16,825	144,000	15,869	5/11/63	300 bp — Monthly	1,040
	CMBX NA BBB-.6 Index	BBB-/P	60,709	414,000	45,623	5/11/63	300 bp — Monthly	15,328

	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	—	230,000	2,622	5/11/63	200 bp — Monthly	(2,532)
	CMBX NA A.6 Index	A/P	1,476	543,000	6,190	5/11/63	200 bp — Monthly	(4,503)
	CMBX NA A.6 Index	A/P	3,323	1,231,000	14,033	5/11/63	200 bp — Monthly	(10,231)
	CMBX NA A.7 Index	A-/P	(96)	99,000	198	1/17/47	200 bp — Monthly	(255)
	CMBX NA A.7 Index	A-/P	3,167	652,000	1,304	1/17/47	200 bp — Monthly	2,117
	CMBX NA A.7 Index	A-/P	9,532	702,000	1,404	1/17/47	200 bp — Monthly	8,401
	CMBX NA BB.6 Index	BB/P	47,886	195,000	38,220	5/11/63	500 bp — Monthly	9,856
	CMBX NA BB.6 Index	BB/P	96,100	390,000	76,440	5/11/63	500 bp — Monthly	20,039
	CMBX NA BBB-.6 Index	BBB-/P	1,695	10,000	1,102	5/11/63	300 bp — Monthly	599
	CMBX NA BBB-.6 Index	BBB-/P	3,672	32,000	3,526	5/11/63	300 bp — Monthly	164
	CMBX NA BBB-.6 Index	BBB-/P	14,462	136,000	14,987	5/11/63	300 bp — Monthly	(446)
	CMBX NA BBB-.6 Index	BBB-/P	44,395	298,000	32,840	5/11/63	300 bp — Monthly	11,729
	CMBX NA BBB-.6 Index	BBB-/P	50,713	409,000	45,072	5/11/63	300 bp — Monthly	5,880
	CMBX NA BBB-.7 Index	BBB-/P	32,394	476,000	31,226	1/17/47	300 bp — Monthly	1,446
	CMBX NA BBB-.7 Index	BBB-/P	35,536	534,000	35,030	1/17/47	300 bp — Monthly	817

	Upfront premium received		5,837,748				Unrealized appreciation	974,284

	Upfront premium (paid)		(211)				Unrealized (depreciation)	(354,586)

	Total		$5,837,537				Total	$619,698

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2018. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/18 (Unaudited)

	Swap counterparty/Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(40,986)	$251,000	$32,956	1/17/47	(500 bp) — Monthly	$(8,273)
	CMBX NA BB.7 Index	(39,421)	251,000	32,956	1/17/47	(500 bp) — Monthly	(6,709)
	CMBX NA BB.7 Index	(37,942)	188,000	24,684	1/17/47	(500 bp) — Monthly	(13,441)
	CMBX NA BB.9 Index	(43,132)	280,000	44,212	9/17/58	(500 bp) — Monthly	807
	CMBX NA BB.9 Index	(43,327)	280,000	44,212	9/17/58	(500 bp) — Monthly	613
	CMBX NA BB.9 Index	(21,761)	139,000	21,948	9/17/58	(500 bp) — Monthly	52

	Credit Suisse International
	CMBX NA BB.7 Index	(59,835)	3,390,000	664,440	5/11/63	(500 bp) — Monthly	601,309
	CMBX NA BB.9 Index	(68,799)	431,000	68,055	9/17/58	(500 bp) — Monthly	(1,163)

	Goldman Sachs International
	CMBX NA BB.6 Index	(186,594)	1,824,000	357,504	5/11/63	(500 bp) — Monthly	169,137
	CMBX NA BB.7 Index	(62,952)	416,000	54,621	1/17/47	(500 bp) — Monthly	(8,736)
	CMBX NA BB.6 Index	(77,729)	532,000	104,272	5/11/63	(500 bp) — Monthly	26,026
	CMBX NA BB.7 Index	(457,672)	2,707,000	355,429	1/17/47	(500 bp) — Monthly	(104,878)
	CMBX NA BB.7 Index	(104,860)	640,000	84,032	1/17/47	(500 bp) — Monthly	(21,450)
	CMBX NA BBB-.7 Index	(9,501)	141,000	9,250	1/17/47	(300 bp) — Monthly	(333)
	CMBX NA BBB-.7 Index	(4,210)	62,000	4,067	1/17/47	(300 bp) — Monthly	(179)
	CMBX NA BBB-.7 Index	(759)	11,000	722	1/17/47	(300 bp) — Monthly	(44)
	CMBX NA BBB-.7 Index	(312)	3,000	197	1/17/47	(300 bp) — Monthly	(116)

	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(28,587)	179,000	23,503	1/17/47	(500 bp) — Monthly	(5,259)
	CMBX NA BB.7 Index	(26,377)	165,000	21,665	1/17/47	(500 bp) — Monthly	(4,873)
	CMBX NA BB.7 Index	(57,449)	367,000	48,187	1/17/47	(500 bp) — Monthly	(9,618)
	CMBX NA BB.7 Index	(52,133)	321,000	42,147	1/17/47	(500 bp) — Monthly	(10,297)
	CMBX NA BB.7 Index	(57,775)	321,000	42,147	1/17/47	(500 bp) — Monthly	(15,939)
	CMBX NA BB.7 Index	(39,421)	251,000	32,956	1/17/47	(500 bp) — Monthly	(6,709)
	CMBX NA BB.7 Index	(32,493)	167,000	21,927	1/17/47	(500 bp) — Monthly	(10,728)
	CMBX NA BBB-.7 Index	(92,196)	1,001,000	65,666	1/17/47	(300 bp) — Monthly	(27,114)
	CMBX NA BBB-.7 Index	(24,838)	314,000	20,598	1/17/47	(300 bp) — Monthly	(4,423)
	CMBX NA BBB-.7 Index	(15,723)	189,000	12,398	1/17/47	(300 bp) — Monthly	(3,435)
	CMBX NA BBB-.7 Index	(7,431)	101,000	6,626	1/17/47	(300 bp) — Monthly	(865)
	CMBX NA BBB-.7 Index	(377)	7,000	459	1/17/47	(300 bp) — Monthly	79

	Merrill Lynch International
	CMBX NA BB.7 Index	(142,428)	821,000	107,797	1/17/47	(500 bp) — Monthly	(35,429)
	CMBX NA BB.9 Index	(21,572)	140,000	22,106	9/17/58	(500 bp) — Monthly	398
	CMBX NA BB.9 Index	(21,766)	140,000	22,106	9/17/58	(500 bp) — Monthly	204

	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(57,516)	286,000	37,552	1/17/47	(500 bp) — Monthly	(20,242)
	CMBX NA BB.7 Index	(39,355)	195,000	25,604	1/17/47	(500 bp) — Monthly	(13,941)

	Upfront premium received	—				Unrealized appreciation	798,625

	Upfront premium (paid)	(1,977,229)				Unrealized (depreciation)	(334,194)

	Total	$(1,977,229)				Total	$464,431

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 30 Index	$374,644	$6,004,000	$423,558	6/20/23	(500 bp) — Quarterly	$(83,938)

	Total	$374,644					$(83,938)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2017 through July 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $538,259,651.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 10/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/18

Short-term investments
	Putnam Short Term Investment Fund**	$41,138,535	$386,383,130	$343,392,529	$772,571	$84,129,136

	Total Short-term investments	$41,138,535	$386,383,130	$343,392,529	$772,571	$84,129,136
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $273,400.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,354,949.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $6,801,847.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $66,133, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments

	GFL Environmental, Inc.	$66,133

	Totals	$66,133
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $91,963,966 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $256,972 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,706,256 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,354,949 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$29,312	$—	$—
Total common stocks	29,312	—	—
Asset-backed securities	—	15,411,000	—
Corporate bonds and notes	—	145,540,311	—
Foreign government and agency bonds and notes	—	17,648,034	—
Mortgage-backed securities	—	206,756,287	—
Purchased options outstanding	—	136,479	—
Purchased swap options outstanding	—	6,750,506	—
Senior loans	—	36,862,063	—
U.S. government agency obligations	—	263,461	—
U.S. government and agency mortgage obligations	—	113,247,110	—
Short-term investments	85,023,136	28,697,228	—

Totals by level	$85,052,448	$571,312,479	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$325,181	$—
Futures contracts	24,815	—	—
Written options outstanding	—	(68,838)	—
Written swap options outstanding	—	(6,987,399)	—
Forward premium swap option contracts	—	349,350	—
TBA sale commitments	—	(45,695,782)	—
Interest rate swap contracts	—	1,217,487	—
Total return swap contracts	—	(382,470)	—
Credit default contracts	—	(3,234,761)	—

Totals by level	$24,815	$(54,477,232)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$2,441,660	$5,676,421
Foreign exchange contracts	1,169,682	844,459
Interest rate contracts	16,142,783	15,102,895

Total	$19,754,125	$21,623,775

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$126,000,000
Purchased currency option contracts (contract amount)		$9,117,854
Purchased swap option contracts (contract amount)		$1,980,600,000
Written TBA commitment option contracts (contract amount)		$252,000,000
Written swap option contracts (contract amount)		$1,671,000,000
Futures contracts (number of contracts)		100
Forward currency contracts (contract amount)		$352,100,000
OTC interest rate swap contracts (notional)		$1,700,000
Centrally cleared interest rate swap contracts (notional)		$2,031,800,000
OTC total return swap contracts (notional)		$82,000,000
Centrally cleared total return swap contracts (notional)		$115,300,000
OTC credit default contracts (notional)		$72,800,000
Centrally cleared credit default contracts (notional)		$8,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 27, 2018